Tidal Trust III

234 West Florida Street, Suite 700

Milwaukee, WI 53204

March 19, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Bitcoin vs Ether ETF, Defiance Ether vs Bitcoin ETF, Defiance Bitcoin vs Gold ETF, and Defiance Gold vs Bitcoin ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 16, 2026, and filed electronically as Post-Effective Amendment No. 176 to the Trust’s Registration Statement on Form N-1A on March 16, 2026.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust III